Operating Segments - Summery of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue		$ 1,487,013	$ 1,426,489	$ 1,418,140
US Acquiring
Disaggregation of Revenue [Line Items]
Revenue		649,764	610,716	624,101
eCash
Disaggregation of Revenue [Line Items]
Revenue	[1]	406,185	332,941	272,744
Digital Wallet
Disaggregation of Revenue [Line Items]
Revenue	[1]	363,760	394,501	428,148
Integrated & Ecommerce Solutions (IES)
Disaggregation of Revenue [Line Items]
Revenue	[1]	95,582	109,265	111,358
Intracompany
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ (28,278)	$ (20,934)	$ (18,211)

[1]	These business lines are part of the Digital Commerce segment.